Contingent liabilities and contingent assets (Tables)	12 Months Ended
Jun. 30, 2024
Contingent liabilities and contingent assets
Schedule of potential amount payable by type of condition and category of player	As of 30 June 2024, the maximum amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	56,881	32,197	89,078
International appearances	1,295	1,875	3,170
Awards and future transfers	23,368	—	23,368
	81,544	34,072	115,616

As of 30 June 2023, the potential amount payable by type of condition and category of player was:

	First team
	squad	Other	Total
	£’000	£’000	£’000
Type of condition:
MUFC appearances/team success/new contract	71,998	17,359	89,357
International appearances	10,141	1,719	11,860
Awards	31,925	—	31,925
	114,064	19,078	133,142